United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2005

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	January 6, 2006

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		53

Form 13F Information Table Value Total:		$104,086
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Master List of Securities
As of 12/31/2005

                                     	Class	        Current                 SH/	PUT/   INVSTMT	  OTHER	          VOTING AUTHORITY
Description                          	Title	Symbol  X 1000	      Shares	PRN	CALL   DSCRETN	  MANAGERS       SOLE   SHARED NONE

Berkshire Hathaway Cl B              	COM	BRKB    13802.72        4702	0	0	SOLE	     0		  4702	   0	0
Marathon Oil Corporation             	COM	MRO      5691.98       93357	0	0	SOLE	     0		 93357	   0	0
Partnerre Ltd                        	COM	PRE      4671.44       71135	0	0	SOLE	     0	 	 71135	   0	0
Citigroup                            	COM	C        3965.24       81707	0	0	SOLE	     0		 81707	   0	0
Southwest Airlines Co                	COM	LUV      3775.24      229777	0	0	SOLE	     0		229777	   0	0
Pfizer Incorporated                  	COM	PFE      3605.53      154611	0	0	SOLE	     0		154611	   0	0
Washington Mutual Inc                	COM	WM       3399.39       78147	0	0	SOLE	     0 		 78147	   0	0
A T & T Inc. New                     	COM	T        3355.08      136998	0	0	SOLE	     0		136998	   0	0
Unumprovident Corp                   	COM	UNM      3318.66      145875	0	0	SOLE	     0		145875	   0	0
Ford Motor Company                   	COM	F        2995.26  387987.651	0	0	SOLE	     0	    387987.651	   0	0
Transocean, Inc.                     	COM	RIG      2942.31       42220	0	0	SOLE	     0		 42220	   0	0
Potash Corp Sask Inc                 	COM	POT      2629.61       32780	0	0	SOLE	     0 		 32780	   0	0
Intl Business Machines Corp.         	COM	IBM      2604.59       31686	0	0	SOLE	     0		 31686	   0	0
Auto Data Processing                 	COM	ADP      2554.93       55663	0	0	SOLE	     0		 55663	   0	0
U S G Corporation New                	COM	USG      2398.83       36905	0	0	SOLE	     0		 36905	   0	0
Verizon Communications               	COM	VZ       2362.40       78433	0	0	SOLE	     0		 78433	   0	0
Bp Amoco Plc Adr     Xxx             	COM	BP       2322.45       36164	0	0	SOLE	     0		 36164	   0	0
Home Depot Inc                       	COM	HD       2157.58       53300	0	0	SOLE	     0		 53300	   0	0
Microsoft Corp                       	COM	MSFT     2044.93       78200	0	0	SOLE	     0		 78200	   0	0
Waste Management Inc Del             	COM	WMI      2012.21       66300	0	0	SOLE	     0		 66300	   0	0
J P Morgan Chase & Co.               	COM	JPM      2005.69       50534	0	0	SOLE	     0		 50534	   0	0
Hewlett-Packard Company              	COM	HPQ      1990.99       69542	0	0	SOLE	     0		 69542	   0	0
Jones Apparel Group                  	COM	JNY      1944.58       63300	0	0	SOLE	     0 		 63300	   0	0
Reynolds & Reynolds Cl A             	COM	REY      1931.19       68799	0	0	SOLE	     0		 68799	   0	0
Morgan Stanley                       	COM	MWD      1870.77       32971	0	0	SOLE	     0		 32971	   0	0
Electronic Data Sys Corp             	COM	EDS      1862.64       77481	0	0	SOLE	     0		 77481	   0	0
Amern Pwr Conversion Cp              	COM	APCC     1842.50       83750	0	0	SOLE	     0		 83750	   0	0
General Motors Corp                  	COM	GM       1799.75       92675	0	0	SOLE	     0		 92675	   0	0
Merck & Co Inc                       	COM	MRK      1712.87       53847	0	0	SOLE	     0		 53847	   0	0
Templeton Dragon Fund                	COM	TDF      1530.08       79775	0	0	SOLE	     0		 79775	   0	0
Unisys Corp                          	COM	UIS      1438.13      246677	0	0	SOLE	     0		246677	   0	0
Crescent Real Est Eq Co              	COM	CEI      1375.69       69409	0	0	SOLE	     0		 69409	   0	0
General Electric Company             	COM	GE       1021.08       29132	0	0	SOLE	     0		 29132	   0	0
Quantum Cp Dlt & Storag              	COM	DSS       864.22      283350	0	0	SOLE	     0 		283350	   0	0
Johnson & Johnson                    	COM	JNJ       802.46       13352	0	0	SOLE	     0		 13352	   0	0
Comerica Incorporated                	COM	CMA       771.60       13594	0	0	SOLE	     0		 13594	   0	0
Apache Corp                          	COM	APA       678.90        9908	0	0	SOLE	     0		  9908	   0	0
Exxon Mobil Corporation              	COM	XOM       616.92       10983	0	0	SOLE	     0		 10983	   0	0
Wyeth                                	COM	WYE       595.87       12934	0	0	SOLE	     0		 12934	   0	0
Intel Corp                           	COM	INTC      576.40       23093	0	0	SOLE	     0		 23093	   0	0
Anadarko Petroleum Corp              	COM	APC       549.55        5800	0	0	SOLE	     0		  5800	   0	0
Utstarcom Inc                        	COM	UTSI      530.35       65800	0	0	SOLE	     0		 65800	   0	0
Omnicom Group Inc                    	COM	OMC       519.29        6100	0	0	SOLE	     0		  6100	   0	0
Altria Group, Inc.                   	COM	MO        476.34	6375	0	0	SOLE	     0		  6375	   0	0
Johnson Controls Inc                 	COM	JCI       453.50	6220	0	0	SOLE	     0		  6220	   0	0
Winston Hotels Inc                   	COM	WXH       432.38       43675	0	0	SOLE	     0		 43675	   0	0
Keane Incorporated                   	COM	KEA       329.20       29900	0	0	SOLE	     0		 29900	   0	0
Comcast Corp Class A                 	COM	CMCSA     290.18       11178	0	0	SOLE	     0		 11178	   0	0
Daimlerchrysler A G                  	COM	DCX       238.67	4677	0	0	SOLE	     0		  4677	   0	0
Wells Fargo & Co New                 	COM	WFC       213.62	3400	0	0	SOLE	     0		  3400	   0	0
D T E Energy Company                 	COM	DTE       206.06	4771	0	0	SOLE	     0  	  4771	   0	0
Federal-Mogul Corp                   	COM	FDMLQ       4.32       12000	0	0	SOLE	     0		 12000	   0	0
Online Pwr Supply Inc                	COM	OPWR        0.00       10776	0	0	SOLE	     0		 10776	   0	0
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